Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2012
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
Primary Risk Exposure	2012	2011	Measure
	(in millions)
Commodity:
Power	498	609	MWhs
Coal	10	21	Tons
Natural Gas	147	100	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$235	$226	USD

Interest Rate and Foreign Currency	$1,199	$907	USD

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2012

				Gross Amounts	Gross	Net Amounts of
	Risk Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (c)
	(in millions)
Current Risk Management Assets	$589	$32	$3	$624	$(433)	$191
Long-term Risk Management Assets	528	5	1	534	(166)	368
Total Assets	1,117	37	4	1,158	(599)	559

Current Risk Management Liabilities	546	43	35	624	(469)	155
Long-term Risk Management Liabilities	383	6	6	395	(181)	214
Total Liabilities	929	49	41	1,019	(650)	369

Total MTM Derivative Contract Net
Assets (Liabilities)	$188	$(12)	$(37)	$139	$51	$190

Fair Value of Derivative Instruments
December 31, 2011

				Gross Amounts	Gross	Net Amounts of
	Risk Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (c)
	(in millions)
Current Risk Management Assets	$852	$24	$-	$876	$(683)	$193
Long-term Risk Management Assets	641	15	-	656	(253)	403
Total Assets	1,493	39	-	1,532	(936)	596

Current Risk Management Liabilities	847	29	20	896	(746)	150
Long-term Risk Management Liabilities	483	15	22	520	(325)	195
Total Liabilities	1,330	44	42	1,416	(1,071)	345

Total MTM Derivative Contract Net
Assets (Liabilities)	$163	$(5)	$(42)	$116	$135	$251

(a)       Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)       Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

(c)       There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Years Ended December 31,
Location of Gain (Loss)	2012	2011	2010
	(in millions)
Utility Operations Revenues	$21	$46	$85
Other Revenues	39	20	9
Regulatory Assets (a)	(43)	(22)	(9)
Regulatory Liabilities (a)	8	(3)	38
Total Gain (Loss) on Risk Management Contracts	$25	$41	$123

(a)        Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)
Changes in Fair Value Recognized in AOCI	(15)	(14)	(29)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	-	-	-
Other Revenues	(5)	-	(5)
Purchased Electricity for Resale	13	-	13
Other Operation Expense	-	-	-
Maintenance Expense	-	-	-
Interest Expense	-	4	4
Property, Plant and Equipment	-	-	-
Regulatory Assets (a)	2	-	2
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2012	$(8)	$(30)	$(38)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total

	(in millions)
Balance in AOCI as of December 31, 2010	$7	$4	$11
Changes in Fair Value Recognized in AOCI	(5)	(28)	(33)
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	3	-	3
Other Revenues	(5)	-	(5)
Purchased Electricity for Resale	(2)	-	(2)
Other Operation Expense	(1)	-	(1)
Maintenance Expense	(1)	-	(1)
Interest Expense	-	4	4
Property, Plant and Equipment	(1)	-	(1)
Regulatory Assets (a)	2	-	2
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2011	$(3)	$(20)	$(23)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Balance in AOCI as of December 31, 2009	$(2)	$(13)	$(15)
Changes in Fair Value Recognized in AOCI	9	13	22
Amount of (Gain) or Loss Reclassified from AOCI
to Statement of Income/within Balance Sheet:
Utility Operations Revenues	-	-	-
Other Revenues	(7)	-	(7)
Purchased Electricity for Resale	4	-	4
Other Operation Expense	-	-	-
Maintenance Expense	-	-	-
Interest Expense	-	4	4
Property, Plant and Equipment	-	-	-
Regulatory Assets (a)	3	-	3
Regulatory Liabilities (a)	-	-	-
Balance in AOCI as of December 31, 2010	$7	$4	$11

(a) Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2012

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$24	$-	$24
Hedging Liabilities (a)	36	37	73
AOCI Gain (Loss) Net of Tax	(8)	(30)	(38)
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(8)	(4)	(12)

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2011

		Interest Rate
		and Foreign
	Commodity	Currency	Total
	(in millions)
Hedging Assets (a)	$20	$-	$20
Hedging Liabilities (a)	25	42	67
AOCI Gain (Loss) Net of Tax	(3)	(20)	(23)
Portion Expected to be Reclassified to Net
Income During the Next Twelve Months	(3)	(2)	(5)

(a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events
	December 31,
	2012	2011
	(in millions)
Liabilities for Derivative Contracts with Credit Downgrade Triggers	$7	$32
Amount of Collateral AEP Subsidiaries Would Have Been
Required to Post	32	39
Amount Attributable to RTO and ISO Activities	31	38

Liabilities Subject to Cross Default Provisions
	December 31,
	2012	2011
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual
Netting Arrangements	$469	$515
Amount of Cash Collateral Posted	8	56
Additional Settlement Liability if Cross Default Provision is Triggered	328	291

Appalachian Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2012

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	94,059	64,791	132,188	-	-
Coal	Tons	1,401	2,711	3,033	1,980	1,312
Natural Gas	MMBtus	10,077	6,922	14,163	-	-
Heating Oil and
Gasoline	Gallons	1,050	532	1,260	616	585
Interest Rate	USD	$24,146	$16,584	$33,934	$-	$-

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$-

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Cash Collateral Netting
	December 31,
	2012		2011
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$1,262	$11,029	$4,291	$28,964
I&M	867	7,576	2,752	18,547
OPCo	1,774	15,500	5,810	39,183
PSO	-	-	53	130
SWEPCo	-	-	66	124

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2012

APCo
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (d)

	(in thousands)
Current Risk Management Assets	$127,645	$338	$-	$127,983	$(97,023)	$30,960
Long-term Risk Management Assets	60,498	215	-	60,713	(26,353)	34,360
Total Assets	188,143	553	-	188,696	(123,376)	65,320

Current Risk Management Liabilities	119,430	1,182	-	120,612	(103,914)	16,698
Long-term Risk Management Liabilities	47,281	424	-	47,705	(29,229)	18,476
Total Liabilities	166,711	1,606	-	168,317	(133,143)	35,174

Total MTM Derivative Contract Net
Assets (Liabilities)	$21,432	$(1,053)	$-	$20,379	$9,767	$30,146

Fair Value of Derivative Instruments
December 31, 2011

APCo

	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (c)	Position (d)

	(in thousands)
Current Risk Management Assets	$232,784	$1,040	$-	$233,824	$(194,179)	$39,645
Long-term Risk Management Assets	99,751	90	-	99,841	(60,615)	39,226
Total Assets	332,535	1,130	-	333,665	(254,794)	78,871

Current Risk Management Liabilities	235,354	2,767	-	238,121	(211,515)	26,606
Long-term Risk Management Liabilities	82,058	350	-	82,408	(69,485)	12,923
Total Liabilities	317,412	3,117	-	320,529	(281,000)	39,529

Total MTM Derivative Contract Net
Assets (Liabilities)	$15,123	$(1,987)	$-	$13,136	$26,206	$39,342

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c) Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

(d) There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Sales to AEP Affiliates	-	-	-	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	-	(19)	(13)
Total Gain (Loss) on Risk Management
Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	21
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2012

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$302	$-	$1,355	$-	$(644)	$2,077
I&M	200	-	931	19,524	(446)	(19,647)
OPCo	416	-	1,903	-	(912)	8,095
PSO	25	-	-	-	21	6,460
SWEPCo	24	-	-	-	22	(15,571)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(507)	$(1,013)	17
I&M	(355)	(1,600)	17
OPCo	(720)	1,359	17
PSO	21	759	12
SWEPCo	22	(2,267)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(1,140)	$(1,052)
I&M	(712)	(595)
OPCo	(1,518)	1,359
PSO	(70)	759
SWEPCo	(63)	(1,864)

       (a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events
	December 31, 2012
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$2,159	$3,699	$3,510
I&M	1,483	2,540	2,411
OPCo	3,034	5,198	4,933
PSO	-	1,509	1,429
SWEPCo	-	1,778	1,683

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

Liabilities Subject to Cross Default Provisions
	December 31, 2012
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$49,465	$1,822	$30,160
I&M	53,499	1,252	40,240
OPCo	69,516	2,561	42,386
PSO	-	-	-
SWEPCo	-	-	-

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

Indiana Michigan Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2012

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	94,059	64,791	132,188	-	-
Coal	Tons	1,401	2,711	3,033	1,980	1,312
Natural Gas	MMBtus	10,077	6,922	14,163	-	-
Heating Oil and
Gasoline	Gallons	1,050	532	1,260	616	585
Interest Rate	USD	$24,146	$16,584	$33,934	$-	$-

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$-

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Cash Collateral Netting
	December 31,
	2012		2011
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$1,262	$11,029	$4,291	$28,964
I&M	867	7,576	2,752	18,547
OPCo	1,774	15,500	5,810	39,183
PSO	-	-	53	130
SWEPCo	-	-	66	124

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2012

I&M
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (d)

	(in thousands)
Current Risk Management Assets	$93,268	$220	$-	$93,488	$(66,514)	$26,974
Long-term Risk Management Assets	41,553	148	-	41,701	(18,132)	23,569
Total Assets	134,821	368	-	135,189	(84,646)	50,543

Current Risk Management Liabilities	82,433	807	19,524	102,764	(71,247)	31,517
Long-term Risk Management Liabilities	33,714	292	-	34,006	(20,108)	13,898
Total Liabilities	116,147	1,099	19,524	136,770	(91,355)	45,415

Total MTM Derivative Contract Net
Assets (Liabilities)	$18,674	$(731)	$(19,524)	$(1,581)	$6,709	$5,128

Fair Value of Derivative Instruments
December 31, 2011

I&M
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (c)	Position (d)

	(in thousands)
Current Risk Management Assets	$154,628	$667	$-	$155,295	$(123,143)	$32,152
Long-term Risk Management Assets	68,047	58	-	68,105	(38,743)	29,362
Total Assets	222,675	725	-	223,400	(161,886)	61,514

Current Risk Management Liabilities	149,466	1,747	-	151,213	(134,233)	16,980
Long-term Risk Management Liabilities	52,441	224	10,637	63,302	(44,431)	18,871
Total Liabilities	201,907	1,971	10,637	214,515	(178,664)	35,851

Total MTM Derivative Contract Net
Assets (Liabilities)	$20,768	$(1,246)	$(10,637)	$8,885	$16,778	$25,663

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c) Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

(d) There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Sales to AEP Affiliates	-	-	-	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	-	(19)	(13)
Total Gain (Loss) on Risk Management
Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	21
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2012

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$302	$-	$1,355	$-	$(644)	$2,077
I&M	200	-	931	19,524	(446)	(19,647)
OPCo	416	-	1,903	-	(912)	8,095
PSO	25	-	-	-	21	6,460
SWEPCo	24	-	-	-	22	(15,571)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(507)	$(1,013)	17
I&M	(355)	(1,600)	17
OPCo	(720)	1,359	17
PSO	21	759	12
SWEPCo	22	(2,267)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(1,140)	$(1,052)
I&M	(712)	(595)
OPCo	(1,518)	1,359
PSO	(70)	759
SWEPCo	(63)	(1,864)

       (a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events
	December 31, 2012
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$2,159	$3,699	$3,510
I&M	1,483	2,540	2,411
OPCo	3,034	5,198	4,933
PSO	-	1,509	1,429
SWEPCo	-	1,778	1,683

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

Liabilities Subject to Cross Default Provisions
	December 31, 2012
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$49,465	$1,822	$30,160
I&M	53,499	1,252	40,240
OPCo	69,516	2,561	42,386
PSO	-	-	-
SWEPCo	-	-	-

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

Ohio Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2012

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	94,059	64,791	132,188	-	-
Coal	Tons	1,401	2,711	3,033	1,980	1,312
Natural Gas	MMBtus	10,077	6,922	14,163	-	-
Heating Oil and
Gasoline	Gallons	1,050	532	1,260	616	585
Interest Rate	USD	$24,146	$16,584	$33,934	$-	$-

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$-

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Cash Collateral Netting
	December 31,
	2012		2011
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$1,262	$11,029	$4,291	$28,964
I&M	867	7,576	2,752	18,547
OPCo	1,774	15,500	5,810	39,183
PSO	-	-	53	130
SWEPCo	-	-	66	124

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2012

OPCo
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (d)

	(in thousands)
Current Risk Management Assets	$183,064	$464	$-	$183,528	$(139,215)	$44,313
Long-term Risk Management Assets	85,023	303	-	85,326	(37,038)	48,288
Total Assets	268,087	767	-	268,854	(176,253)	92,601

Current Risk Management Liabilities	171,397	1,658	-	173,055	(148,900)	24,155
Long-term Risk Management Liabilities	66,448	596	-	67,044	(41,079)	25,965
Total Liabilities	237,845	2,254	-	240,099	(189,979)	50,120

Total MTM Derivative Contract Net
Assets (Liabilities)	$30,242	$(1,487)	$-	$28,755	$13,726	$42,481

Fair Value of Derivative Instruments
December 31, 2011

OPCo
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (c)	Position (d)

	(in thousands)
Current Risk Management Assets	$325,904	$1,409	$-	$327,313	$(273,020)	$54,293
Long-term Risk Management Assets	136,519	122	-	136,641	(83,027)	53,614
Total Assets	462,423	1,531	-	463,954	(356,047)	107,907

Current Risk Management Liabilities	329,307	3,712	-	333,019	(296,458)	36,561
Long-term Risk Management Liabilities	112,454	474	-	112,928	(95,038)	17,890
Total Liabilities	441,761	4,186	-	445,947	(391,496)	54,451

Total MTM Derivative Contract Net
Assets (Liabilities)	$20,662	$(2,655)	$-	$18,007	$35,449	$53,456

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c) Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

(d) There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Sales to AEP Affiliates	-	-	-	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	-	(19)	(13)
Total Gain (Loss) on Risk Management
Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	21
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2012

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$302	$-	$1,355	$-	$(644)	$2,077
I&M	200	-	931	19,524	(446)	(19,647)
OPCo	416	-	1,903	-	(912)	8,095
PSO	25	-	-	-	21	6,460
SWEPCo	24	-	-	-	22	(15,571)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(507)	$(1,013)	17
I&M	(355)	(1,600)	17
OPCo	(720)	1,359	17
PSO	21	759	12
SWEPCo	22	(2,267)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(1,140)	$(1,052)
I&M	(712)	(595)
OPCo	(1,518)	1,359
PSO	(70)	759
SWEPCo	(63)	(1,864)

       (a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events
	December 31, 2012
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$2,159	$3,699	$3,510
I&M	1,483	2,540	2,411
OPCo	3,034	5,198	4,933
PSO	-	1,509	1,429
SWEPCo	-	1,778	1,683

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

Liabilities Subject to Cross Default Provisions
	December 31, 2012
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$49,465	$1,822	$30,160
I&M	53,499	1,252	40,240
OPCo	69,516	2,561	42,386
PSO	-	-	-
SWEPCo	-	-	-

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

Public Service Co of Oklahoma [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2012

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	94,059	64,791	132,188	-	-
Coal	Tons	1,401	2,711	3,033	1,980	1,312
Natural Gas	MMBtus	10,077	6,922	14,163	-	-
Heating Oil and
Gasoline	Gallons	1,050	532	1,260	616	585
Interest Rate	USD	$24,146	$16,584	$33,934	$-	$-

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$-

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Cash Collateral Netting
	December 31,
	2012		2011
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$1,262	$11,029	$4,291	$28,964
I&M	867	7,576	2,752	18,547
OPCo	1,774	15,500	5,810	39,183
PSO	-	-	53	130
SWEPCo	-	-	66	124

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2012

PSO
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (d)

	(in thousands)
Current Risk Management Assets	$1,657	$42	$-	$1,699	$(1,190)	$509
Long-term Risk Management Assets	-	-	-	-	31	31
Total Assets	1,657	42	-	1,699	(1,159)	540

Current Risk Management Liabilities	7,021	17	-	7,038	(1,190)	5,848
Long-term Risk Management Liabilities	-	-	-	-	31	31
Total Liabilities	7,021	17	-	7,038	(1,159)	5,879

Total MTM Derivative Contract Net
Assets (Liabilities)	$(5,364)	$25	$-	$(5,339)	$-	$(5,339)

Fair Value of Derivative Instruments
December 31, 2011

PSO
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (c)	Position (d)

	(in thousands)
Current Risk Management Assets	$6,980	$-	$-	$6,980	$(6,415)	$565
Long-term Risk Management Assets	914	-	-	914	(600)	314
Total Assets	7,894	-	-	7,894	(7,015)	879

Current Risk Management Liabilities	7,665	107	-	7,772	(6,492)	1,280
Long-term Risk Management Liabilities	1,930	-	-	1,930	(600)	1,330
Total Liabilities	9,595	107	-	9,702	(7,092)	2,610

Total MTM Derivative Contract Net
Assets (Liabilities)	$(1,701)	$(107)	$-	$(1,808)	$77	$(1,731)

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c) Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

(d) There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Sales to AEP Affiliates	-	-	-	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	-	(19)	(13)
Total Gain (Loss) on Risk Management
Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	21
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2012

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$302	$-	$1,355	$-	$(644)	$2,077
I&M	200	-	931	19,524	(446)	(19,647)
OPCo	416	-	1,903	-	(912)	8,095
PSO	25	-	-	-	21	6,460
SWEPCo	24	-	-	-	22	(15,571)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(507)	$(1,013)	17
I&M	(355)	(1,600)	17
OPCo	(720)	1,359	17
PSO	21	759	12
SWEPCo	22	(2,267)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(1,140)	$(1,052)
I&M	(712)	(595)
OPCo	(1,518)	1,359
PSO	(70)	759
SWEPCo	(63)	(1,864)

       (a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events
	December 31, 2012
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$2,159	$3,699	$3,510
I&M	1,483	2,540	2,411
OPCo	3,034	5,198	4,933
PSO	-	1,509	1,429
SWEPCo	-	1,778	1,683

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

Liabilities Subject to Cross Default Provisions
	December 31, 2012
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$49,465	$1,822	$30,160
I&M	53,499	1,252	40,240
OPCo	69,516	2,561	42,386
PSO	-	-	-
SWEPCo	-	-	-

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220

Southwestern Electric Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2012

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	94,059	64,791	132,188	-	-
Coal	Tons	1,401	2,711	3,033	1,980	1,312
Natural Gas	MMBtus	10,077	6,922	14,163	-	-
Heating Oil and
Gasoline	Gallons	1,050	532	1,260	616	585
Interest Rate	USD	$24,146	$16,584	$33,934	$-	$-

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$-

Notional Volume of Derivative Instruments
December 31, 2011

Primary Risk	Unit of
Exposure	Measure	APCo	I&M	OPCo	PSO	SWEPCo

		(in thousands)
Commodity:
Power	MWhs	169,459	109,326	229,468	39	49
Coal	Tons	3,714	1,920	8,337	3,574	2,974
Natural Gas	MMBtus	7,923	5,081	10,728	115	145
Heating Oil and
Gasoline	Gallons	1,057	525	1,254	618	569
Interest Rate	USD	$31,029	$19,890	$42,093	$175	$203

Interest Rate and
Foreign Currency	USD	$-	$200,000	$-	$-	$200,069

Cash Collateral Netting
	December 31,
	2012		2011
	Cash Collateral	Cash Collateral	Cash Collateral	Cash Collateral
	Received	Paid	Received	Paid
	Netted Against	Netted Against	Netted Against	Netted Against
	Risk Management	Risk Management	Risk Management	Risk Management
Company	Assets	Liabilities	Assets	Liabilities
	(in thousands)
APCo	$1,262	$11,029	$4,291	$28,964
I&M	867	7,576	2,752	18,547
OPCo	1,774	15,500	5,810	39,183
PSO	-	-	53	130
SWEPCo	-	-	66	124

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2012

SWEPCo
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (b)	Position (d)

	(in thousands)
Current Risk Management Assets	$2,804	$41	$-	$2,845	$(2,150)	$695
Long-term Risk Management Assets	-	-	-	-	-	-
Total Assets	2,804	41	-	2,845	(2,150)	695

Current Risk Management Liabilities	3,261	17	-	3,278	(2,150)	1,128
Long-term Risk Management Liabilities	-	-	-	-	-	-
Total Liabilities	3,261	17	-	3,278	(2,150)	1,128

Total MTM Derivative Contract Net
Assets (Liabilities)	$(457)	$24	$-	$(433)	$-	$(433)

Fair Value of Derivative Instruments
December 31, 2011

SWEPCo
	Risk			Gross Amounts	Gross	Net Amounts of
	Management			of Risk	Amounts	Assets/Liabilities
	Contracts	Hedging Contracts		Management	Offset in the	Presented in the
			Interest Rate	Assets/	Statement of	Statement of
			and Foreign	Liabilities	Financial	Financial
Balance Sheet Location	Commodity (a)	Commodity (a)	Currency (a)	Recognized	Position (c)	Position (d)

	(in thousands)
Current Risk Management Assets	$6,327	$-	$3	$6,330	$(5,885)	$445
Long-term Risk Management Assets	818	-	-	818	(536)	282
Total Assets	7,145	-	3	7,148	(6,421)	727

Current Risk Management Liabilities	11,062	97	19,143	30,302	(5,943)	24,359
Long-term Risk Management Liabilities	757	-	-	757	(536)	221
Total Liabilities	11,819	97	19,143	31,059	(6,479)	24,580

Total MTM Derivative Contract Net
Assets (Liabilities)	$(4,674)	$(97)	$(19,140)	$(23,911)	$58	$(23,853)

(a) Derivative instruments within these categories are reported gross. These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b) Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c) Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging." Amounts also include de-designated risk management contracts.

(d) There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Sales to AEP Affiliates	-	-	-	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	-	(19)	(13)
Total Gain (Loss) on Risk Management
Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2011

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$2,843	$12,786	$27,292	$297	$547
Sales to AEP Affiliates	154	92	196	3	4
Fuel and Other Consumables Used for
Electric Generation	-	-	(2)	-	-
Regulatory Assets (a)	373	(1,470)	(17,928)	(1,421)	(1,709)
Regulatory Liabilities (a)	2,552	(5,178)	(105)	708	(118)
Total Gain (Loss) on Risk Management
Contracts	$5,922	$6,230	$9,453	$(413)	$(1,276)

Amount of Gain (Loss) Recognized on
Risk Management Contracts
Year Ended December 31, 2010

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and
Distribution Revenues	$5,057	$21,834	$40,893	$3,156	$3,880
Sales to AEP Affiliates	(2,379)	(2,471)	5,043	(794)	(1,523)
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Regulatory Assets (a)	(372)	(186)	(5,788)	46	(2,902)
Regulatory Liabilities (a)	27,790	8,217	3,451	878	351
Total Gain (Loss) on Risk Management
Contracts	$30,096	$27,394	$43,599	$3,286	$(194)

(a)       Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2012

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)
Changes in Fair Value Recognized in AOCI	(1,310)	(987)	(2,002)	104	100
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$(644)	$(446)	$(912)	$21	$22

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)
Changes in Fair Value Recognized in AOCI	-	(5,777)	-	-	(2,778)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Balance in AOCI as of December 31, 2012	$2,077	$(19,647)	$8,095	$6,460	$(15,571)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)
Changes in Fair Value Recognized in AOCI	(1,310)	(6,764)	(2,002)	104	(2,678)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	(16)	(43)	(109)	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	440	1,151	3,002	-	-
Other Operation Expense	(25)	(14)	(35)	(14)	(11)
Maintenance Expense	-	(2)	(5)	1	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,053	595	(1,363)	(758)	2,669
Property, Plant and Equipment	(14)	(10)	(15)	(1)	(5)
Regulatory Assets (a)	1,590	278	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2012	$1,433	$(20,093)	$7,183	$6,481	$(15,549)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2011

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82
Changes in Fair Value Recognized in AOCI	(2,077)	(1,294)	(2,748)	108	102
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(1,309)	$(819)	$(1,748)	$(69)	$(62)

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)
Changes in Fair Value Recognized in AOCI	(373)	(6,913)	-	(475)	(12,438)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	-
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Balance in AOCI as of December 31, 2011	$1,024	$(14,465)	$9,454	$7,218	$(15,462)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)
Changes in Fair Value Recognized in AOCI	(2,450)	(8,207)	(2,748)	(367)	(12,336)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	249	544	1,457	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	-	-	-
Purchased Electricity for Resale	62	79	425	-	-
Other Operation Expense	(95)	(71)	(160)	(93)	(93)
Maintenance Expense	(169)	(64)	(141)	(62)	(65)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,180	955	(1,363)	(713)	1,248
Property, Plant and Equipment	(175)	(90)	(217)	(110)	(88)
Regulatory Assets (a)	1,169	255	-	-	-
Regulatory Liabilities (a)	-	-	-	-	-
Balance in AOCI as of December 31, 2011	$(285)	$(15,284)	$7,706	$7,149	$(15,524)

Total Accumulated Other Comprehensive Income (Loss) Activity for Cash Flow Hedges
Year Ended December 31, 2010

Commodity Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(743)	$(382)	$(742)	$(78)	$112
Changes in Fair Value Recognized in AOCI	(1,450)	(901)	(1,958)	77	69
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(44)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(273)	$(178)	$(364)	$88	$82

Interest Rate and
Foreign Currency Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(6,450)	$(9,514)	$12,172	$(521)	$(5,047)
Changes in Fair Value Recognized in AOCI	5,042	-	-	8,813	(74)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Other Operation Expense	-	-	-	-	21
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Balance in AOCI as of December 31, 2010	$217	$(8,507)	$10,813	$8,406	$(4,272)

Total Contracts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Balance in AOCI as of December 31, 2009	$(7,193)	$(9,896)	$11,430	$(599)	$(4,935)
Changes in Fair Value Recognized in AOCI	3,592	(901)	(1,958)	8,890	(5)
Amount of (Gain) or Loss Reclassified
from AOCI to Statement of Income/within
Balance Sheet:
Electric Generation, Transmission and
Distribution Revenues	51	87	229	-	-
Fuel and Other Consumables Used for
Electric Generation	-	-	(13)	197	-
Purchased Electricity for Resale	393	895	2,338	-	-
Other Operation Expense	(43)	(31)	(72)	(39)	(23)
Maintenance Expense	(70)	(28)	(54)	(24)	(23)
Depreciation and Amortization
Expense	-	-	4	-	-
Interest Expense	1,625	1,007	(1,363)	114	828
Property, Plant and Equipment	(71)	(36)	(87)	(45)	(32)
Regulatory Assets (a)	1,660	218	-	-	-
Regulatory Liabilities (a)	-	-	(5)	-	-
Balance in AOCI as of December 31, 2010	$(56)	$(8,685)	$10,449	$8,494	$(4,190)

(a)       Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2012

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$302	$-	$1,355	$-	$(644)	$2,077
I&M	200	-	931	19,524	(446)	(19,647)
OPCo	416	-	1,903	-	(912)	8,095
PSO	25	-	-	-	21	6,460
SWEPCo	24	-	-	-	22	(15,571)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
			Maximum Term for
		Interest Rate	Exposure to
		and Foreign	Variability of Future
Company	Commodity	Currency	Cash Flows
	(in thousands)		(in months)
APCo	$(507)	$(1,013)	17
I&M	(355)	(1,600)	17
OPCo	(720)	1,359	17
PSO	21	759	12
SWEPCo	22	(2,267)	12

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2011

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
		Interest Rate		Interest Rate		Interest Rate
		and Foreign		and Foreign		and Foreign
Company	Commodity	Currency	Commodity	Currency	Commodity	Currency
	(in thousands)
APCo	$431	$-	$2,418	$-	$(1,309)	$1,024
I&M	277	-	1,523	10,637	(819)	(14,465)
OPCo	584	-	3,239	-	(1,748)	9,454
PSO	-	-	107	-	(69)	7,218
SWEPCo	-	3	97	19,143	(62)	(15,462)

	Expected to be Reclassified to
	Net Income During the Next
	Twelve Months
		Interest Rate
		and Foreign
Company	Commodity	Currency
	(in thousands)
APCo	$(1,140)	$(1,052)
I&M	(712)	(595)
OPCo	(1,518)	1,359
PSO	(70)	759
SWEPCo	(63)	(1,864)

       (a)       Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events
	December 31, 2012
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$2,159	$3,699	$3,510
I&M	1,483	2,540	2,411
OPCo	3,034	5,198	4,933
PSO	-	1,509	1,429
SWEPCo	-	1,778	1,683

	December 31, 2011
	Liabilities for	Amount of Collateral the	Amount
	Derivative Contracts	Registrant Subsidiaries	Attributable to
	with Credit	Would Have Been	RTO and ISO
Company	Downgrade Triggers	Required to Post	Activities
	(in thousands)
APCo	$10,007	$6,211	$6,211
I&M	6,418	3,983	3,983
OPCo	13,550	8,410	8,410
PSO	-	856	414
SWEPCo	-	1,128	522

Liabilities Subject to Cross Default Provisions
	December 31, 2012
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$49,465	$1,822	$30,160
I&M	53,499	1,252	40,240
OPCo	69,516	2,561	42,386
PSO	-	-	-
SWEPCo	-	-	-

	December 31, 2011
	Liabilities for		Additional
	Contracts with Cross		Settlement
	Default Provisions		Liability if Cross
	Prior to Contractual	Amount of Cash	Default Provision
Company	Netting Arrangements	Collateral Posted	is Triggered
	(in thousands)
APCo	$76,868	$8,107	$27,603
I&M	59,936	5,200	28,339
OPCo	104,091	10,978	37,380
PSO	142	-	61
SWEPCo	19,322	-	19,220